Supplemental Condensed Combining Information (Tables)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the nine months ended September 30, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,642,785	$-	$12,534,090	$(2,665,719)	$11,511,156
Cost of revenue	-	-	1,050,811	-	9,513,473	(2,634,766)	7,929,518
Gross profit	-	-	591,974	-	3,020,617	(30,953)	3,581,638
Operating expenses (income):
Selling, general and administrative(1)	-	138,756	125,419	73,380	1,517,138	44,890	1,899,583
Research and development	-	-	55,608	-	35,355	-	90,963
Operating (loss) income	-	(138,756)	410,947	(73,380)	1,468,124	(75,843)	1,591,092
Other (income) expense:
Interest, net	(5,194)	182,173	(3,824)	137,678	(17,063)	-	293,770
Other, net	-	(1,054,763)	309,955	(570,440)	-	1,315,248	-
Income (loss) before income taxes	5,194	733,834	104,816	359,382	1,485,187	(1,391,091)	1,297,322
Income tax expense (benefit)	1,877	23,887	104,570	(83,262)	594,724	(201,502)	440,294
Net Income (loss)	3,317	709,947	246	442,644	890,463	(1,189,589)	857,028
Net Income attributable to noncontrolling interests	-	-	-	-	-	147,081	147,081
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,317	$709,947	$246	$442,644	$890,463	$(1,336,670)	$709,947

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the nine months ended September 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,525,867	$-	$11,646,195	$(2,429,494)	$10,742,568
Cost of revenue	-	-	1,009,678	-	8,699,457	(2,403,587)	7,305,548
Gross profit	-	-	516,189	-	2,946,738	(25,907)	3,437,020
Operating expenses (income):
Selling, general and administrative (1)	-	69,946	156,445	(5,723)	1,505,597	21,439	1,747,704
Research and development	-	-	54,985	-	39,687	(168)	94,504
Operating (loss) income	-	(69,946)	304,759	5,723	1,401,454	(47,178)	1,594,812
Other (income) expense:
Interest, net	(5,144)	149,956	5,767	131,973	27,900	-	310,452
Other, net	-	(1,001,160)	238,088	(591,605)	-	1,354,677	-
Income (loss) before income taxes	5,144	781,258	60,904	465,355	1,373,554	(1,401,855)	1,284,360
Income tax expense (benefit)	1,867	20,261	67,212	(49,806)	497,871	(116,532)	420,873
Net Income (loss)	3,277	760,997	(6,308)	515,161	875,683	(1,285,323)	863,487
Net Income attributable to noncontrolling interests	-	-	-	-	-	102,490	102,490
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,277	$760,997	$(6,308)	$515,161	$875,683	$(1,387,813)	$760,997

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At September 30, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$1	$4,726	$-	$582,776	$-	$587,504
Trade accounts receivable, less allowance for doubtful accounts	-	-	149,763	-	3,001,707	1,766	3,153,236
Accounts receivable from related parties	1,249,084	1,292,148	1,126,281	1,635,397	4,277,989	(9,401,073)	179,826
Inventories	-	-	262,691	-	1,078,291	(155,778)	1,185,204
Prepaid expenses and other current assets	-	67,268	41,695	17	962,362	36,515	1,107,857
Deferred taxes	-	-	-	-	289,376	(44,266)	245,110
Total current assets	1,249,085	1,359,417	1,585,156	1,635,414	10,192,501	(9,562,836)	6,458,737

Property, plant and equipment, net	-	557	245,736	-	3,126,556	(119,611)	3,253,238
Intangible assets	-	165	60,608	-	709,585	(84)	770,274
Goodwill	-	-	57,326	-	12,303,871	-	12,361,197
Deferred taxes	-	83,953	14,391	-	121,721	(113,902)	106,163
Other assets and notes receivables(1)	-	13,897,666	52,236	13,274,512	5,536,577	(31,458,024)	1,302,967
Total assets	$1,249,085	$15,341,758	$2,015,453	$14,909,926	$31,990,811	$(41,254,457)	$24,252,576

Current liabilities:
Accounts payable	$-	$603	$29,047	$-	$508,678	$-	$538,328
Accounts payable to related parties	-	2,083,992	836,041	1,623,891	5,200,825	(9,598,058)	146,691
Accrued expenses and other current liabilities	11,833	64,092	168,209	9,656	1,905,434	(22,157)	2,137,067
Short-term borrowings	-	0	-	-	139,997	-	139,997
Short-term borrowings from related parties	-	-	-	-	291,422	-	291,422
Current portion of long-term debt and capital lease obligations	-	63,554	-	800,000	60,612	-	924,166
Income tax payable	-	12,331	-	-	66,843	6,184	85,358
Deferred taxes	-	994	9,052	-	66,753	(43,353)	33,446
Total current liabilities	11,833	2,225,566	1,042,349	2,433,547	8,240,564	(9,657,384)	4,296,475

Long term debt and capital lease obligations, less current portion	1,163,767	516,353	-	2,177,968	7,370,280	(3,515,580)	7,712,788
Long term borrowings from related parties	-	3,029,597	-	1,945,322	42,062	(5,016,981)	-
Other liabilities	-	41,881	6,657	48,022	273,608	22,431	392,599
Pension liabilities	-	12,732	245,052	-	145,097	-	402,881
Income tax payable	599	28,144	-	-	25,388	121,381	175,512
Deferred taxes	-	-	-	-	775,068	(26,600)	748,468
Total liabilities	1,176,199	5,854,273	1,294,058	6,604,859	16,872,067	(18,072,733)	13,728,723

Noncontrolling interests subject to put provisions	-	-	0	-	773,733	-	773,733
Redeemable Preferred Stock	-	-	-	235,141	(235,141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	72,886	9,487,485	721,395	8,069,926	14,317,517	(23,181,724)	9,487,485
Noncontrolling interests not subject to put provisions	-	-	-	-	262,635	-	262,635
Total equity	72,886	9,487,485	721,395	8,069,926	14,580,152	(23,181,724)	9,750,120
Total liabilities and equity	$1,249,085	$15,341,758	$2,015,453	$14,909,926	$31,990,811	$(41,254,457)	$24,252,576

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$13	$4,490	$-	$672,206	$6,068	$682,777
Trade accounts receivable, less allowance for doubtful accounts	-	-	152,480	-	2,882,736	2,058	3,037,274
Accounts receivable from related parties	1,269,092	960,137	815,748	1,643,394	4,073,975	(8,609,228)	153,118
Inventories	-	-	287,625	-	946,790	(137,311)	1,097,104
Prepaid expenses and other current assets	-	71,939	41,240	167	879,085	44,960	1,037,391
Deferred taxes	-	-	-	-	322,337	(43,285)	279,052
Total current assets	1,269,092	1,032,089	1,301,583	1,643,561	9,777,129	(8,736,738)	6,286,716

Property, plant and equipment, net	-	734	238,469	-	2,980,268	(127,517)	3,091,954
Intangible assets	-	501	73,166	-	684,290	(81)	757,876
Goodwill	-	-	62,829	-	11,595,358	-	11,658,187
Deferred taxes	-	80,931	14,209	-	118,306	(109,279)	104,167
Other assets and notes receivables (1)	-	13,955,933	47,661	12,583,487	5,234,132	(30,600,207)	1,221,006
Total assets	$1,269,092	$15,070,188	$1,737,917	$14,227,048	$30,389,483	$(39,573,822)	$23,119,906

Current liabilities:
Accounts payable	$-	$2,193	$28,689	$-	$511,715	$-	$542,597
Accounts payable to related parties	-	1,896,712	522,719	1,600,480	4,931,344	(8,827,326)	123,929
Accrued expenses and other current liabilities	29,770	45,897	129,727	9,403	1,786,709	11,027	2,012,533
Short-term borrowings	-	60	-	-	96,588	-	96,648
Short-term borrowings from related parties	-	-	-	-	62,342	-	62,342
Current portion of long-term debt and capital lease obligations	-	271,090	-	200,000	40,280	-	511,370
Income tax payable	-	114,197	-	-	56,163	-	170,360
Deferred taxes	-	2,331	9,002	-	64,539	(41,678)	34,194
Total current liabilities	29,770	2,332,480	690,137	1,809,883	7,549,680	(8,857,977)	3,553,973

Long term debt and capital lease obligations, less current portion	1,167,466	96,699	-	2,438,189	7,478,944	(3,434,378)	7,746,920
Long term borrowings from related parties	-	3,359,606	-	2,092,818	6,940	(5,459,364)	-
Other liabilities	-	5,616	6,028	-	298,313	19,604	329,561
Pension liabilities	-	10,377	254,233	-	171,248	-	435,858
Income tax payable	2,287	30,846	-	-	20,262	123,538	176,933
Deferred taxes	-	-	-	-	768,156	(24,766)	743,390
Total liabilities	1,199,523	5,835,624	950,398	6,340,890	16,293,543	(17,633,343)	12,986,635

Noncontrolling interests subject to put provisions	-	-	0	-	648,251	-	648,251
Redeemable Preferred Stock	-	-	-	235,141	(235,141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	69,569	9,234,564	787,519	7,651,017	13,432,374	(21,940,479)	9,234,564
Noncontrolling interests not subject to put provisions	-	-	-	-	250,456	-	250,456
Total equity	69,569	9,234,564	787,519	7,651,017	13,682,830	(21,940,479)	9,485,020
Total liabilities and equity	$1,269,092	$15,070,188	$1,737,917	$14,227,048	$30,389,483	$(39,573,822)	$23,119,906

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the nine months ended September 30, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$3,317	$709,947	$246	$442,644	$890,463	$(1,189,589)	$857,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(487,488)	-	(570,440)	-	1,057,928	-
Depreciation and amortization	-	482	40,739	-	499,294	(27,028)	513,487
Change in deferred taxes, net	-	(18,882)	(1,153)	-	30,173	(8,481)	1,657
(Gain) loss on sale of fixed assets and investments	-	-	32	-	3,241	-	3,273
(Write Up) write-off loans from related parties	-	53,928	-	-	-	(53,928)	-
Compensation expense related to stock options	-	2,797	-	-	1,007	-	3,804
Investments in equity method investees, net	-	42,925	-	-	(17,732)	-	25,193
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(11,456)	-	(90,977)	286	(102,147)
Inventories	-	-	(280)	-	(163,298)	30,873	(132,705)
Prepaid expenses and other current and non-current assets	-	28,109	6,870	75,459	13,634	(6,115)	117,957
Accounts receivable from / payable to related parties	19,617	(67,469)	333,305	89,728	(435,110)	78,100	18,171
Accounts payable, accrued expenses and other current and non-current liabilities	(17,938)	26,608	65,322	253	(21,972)	(627)	51,646
Income tax payable	(1,688)	(98,915)	-	(83,262)	84,714	15,607	(83,544)
Net cash provided by (used in) operating activities	3,308	192,042	433,625	(45,618)	793,437	(102,974)	1,273,820

Investing Activities:
Purchases of property, plant and equipment	-	(47)	(64,440)	-	(611,646)	29,762	(646,371)
Proceeds from sale of property, plant and equipment	-	-	232	-	7,400	-	7,632
Disbursement of loans to related parties	-	(263,141)	-	(216,214)	-	479,355	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(222,187)	(11,793)	-	(1,048,035)	233,304	(1,048,711)
Proceeds from divestitures	-	-	-	-	3,661	-	3,661
Net cash provided by (used in) investing activities	-	(485,375)	(76,001)	(216,214)	(1,648,620)	742,421	(1,683,789)

Financing Activities:
Short-term borrowings, net	-	309,671	(356,947)	-	329,362	-	282,086
Long-term debt and capital lease obligations, net	(3,307)	190,998	-	261,832	527,573	(479,355)	497,741
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(94,000)	-	(94,000)
Proceeds from exercise of stock options	-	79,912	-	-	6,491	-	86,403
Dividends paid	-	(317,903)	-	-	(232)	232	(317,903)
Capital increase (decrease)	-	-	-	-	166,392	(166,392)	-
Distributions to noncontrolling interest	-	-	-	-	(177,810)	-	(177,810)
Contributions from noncontrolling interest	-	-	-	-	31,497	-	31,497
Net cash provided by (used in) financing activities	(3,307)	262,678	(356,947)	261,832	789,273	(645,515)	308,014

Effect of exchange rate changes on cash and cash equivalents	-	30,643	(441)	-	(23,520)	-	6,682

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	(12)	236	-	(89,430)	(6,068)	(95,273)
Cash and cash equivalents at beginning of period	0	13	4,490	-	672,206	6,068	682,777
Cash and cash equivalents at end of period	$1	$1	$4,726	$-	$582,776	$-	$587,504

	For the nine months ended September 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$3,277	$760,997	$(6,308)	$515,161	$878,002	$(1,287,642)	$863,487
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(547,834)	-	(591,605)	(2,319)	1,141,758	-
Depreciation and amortization	-	512	38,203	-	465,002	(24,284)	479,433
Change in deferred taxes, net	-	(27,091)	1,372	-	32,461	(13,513)	(6,771)
(Gain) loss on sale of fixed assets and investments	-	(12)	(304)	-	(6,086)	-	(6,402)
(Gain) loss on investments	-	-	(66)	-	-	66	-
Compensation expense related to stock options	-	18,484	-	-	-	-	18,484
Cash inflow (outflow) from hedging	-	(4,040)	-	-	-	-	(4,040)
Investments in equity method investees, net	-	22,755	-	-	(11,965)	-	10,790
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	17,616	-	(32,888)	(198)	(15,470)
Inventories	-	-	(3,210)	-	(41,613)	24,714	(20,109)
Prepaid expenses and other current and non-current assets	-	17,451	(18,106)	(2,290)	51,737	(1,061)	47,731
Accounts receivable from / payable to related parties	19,612	(127,112)	93,191	98,809	(202,653)	101,988	(16,165)
Accounts payable, accrued expenses and other current and non-current liabilities	(17,939)	14,143	37,724	6,531	41,288	(3,004)	78,743
Income tax payable	1,147	20,440	-	(49,806)	37,508	7,020	16,309
Net cash provided by (used in) operating activities	6,097	148,693	160,112	(23,200)	1,208,474	(54,156)	1,446,020

Investing Activities:
Purchases of property, plant and equipment	-	(235)	(56,354)	-	(483,424)	27,537	(512,476)
Proceeds from sale of property, plant and equipment	-	17	468	-	18,098	-	18,583
Disbursement of loans to related parties	-	487,243	-	165,814	-	(653,057)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(32,060)	(4,670)	(1,000)	(292,784)	33,058	(297,456)
Proceeds from divestitures	-	-	-	-	17,984	-	17,984
Net cash provided by (used in) investing activities	-	454,965	(60,556)	164,814	(740,126)	(592,462)	(773,365)

Financing Activities:
Short-term borrowings, net	-	12,237	(96,214)	-	94,366	-	10,389
Long-term debt and capital lease obligations, net	(6,062)	83,515	-	1,557,474	(2,276,759)	653,057	11,225
Increase (decrease) of accounts receivable securitization program	-	-	-	-	37,000	-	37,000
Proceeds from exercise of stock options	-	68,577	-	-	6,298	-	74,875
Proceeds from conversion of preference shares into ordinary shares	-	34,784	-	-	-	-	34,784
Purchase of treasury stock	-	(505,014)	-	-	-	-	(505,014)
Dividends paid	-	(296,134)	-	(684,229)	681,368	2,861	(296,134)
Capital increase (decrease)	-	-	-	(1,014,859)	1,025,162	(10,303)	-
Distributions to noncontrolling interest	-	-	-	-	(162,239)	-	(162,239)
Contributions from noncontrolling interest	-	-	-	-	52,357	-	52,357
Net cash provided by (used in) financing activities	(6,062)	(602,035)	(96,214)	(141,614)	(542,447)	645,615	(742,757)

Effect of exchange rate changes on cash and cash equivalents	-	(1,636)	96	-	(14,243)	-	(15,783)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	35	(13)	3,438	-	(88,342)	(1,003)	(85,885)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$36	$65	$3,939	$-	$598,115	$-	$602,155

Other comprehensive income statement segregated by issuers and guarantors
	For the nine months ended September 30, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3,317	$709,947	$246	$442,644	$890,463	$(1,189,589)	$857,028
Gain (loss) related to cash flow hedges	-	35,416	-	-	(16,812)	-	18,604
Actuarial gain (loss) on defined benefit pension plans	-	148	2,809	9,718	284	-	12,959
Gain (loss) related to foreign currency translation	-	332,786	(65,579)	-	(480,019)	6,134	(206,678)
Income tax (expense) benefit related to components of other comprehensive income	-	(10,041)	(820)	(3,834)	4,952	-	(9,743)
Other comprehensive income (loss), net of tax	-	358,309	(63,590)	5,884	(491,595)	6,134	(184,858)
Total comprehensive income	$3,317	$1,068,256	$(63,344)	$448,528	$398,868	$(1,183,455)	$672,170
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	143,502	143,502
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3,317	$1,068,256	$(63,344)	$448,528	$398,868	$(1,326,957)	$528,668

	For the nine months ended September 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3,277	$760,997	$(6,308)	$515,161	$875,683	$(1,285,323)	$863,487
Gain (loss) related to cash flow hedges	-	17,880	-	-	1,479	-	19,359
Actuarial gain (loss) on defined benefit pension plans	-	97	1,906	16,926	183	-	19,112
Gain (loss) related to foreign currency translation	-	(83,209)	17,734	-	(37,241)	5,802	(96,914)
Income tax (expense) benefit related to components of other comprehensive income	-	(5,172)	(556)	(6,677)	(31)	-	(12,436)
Other comprehensive income (loss), net of tax	-	(70,404)	19,084	10,249	(35,610)	5,802	(70,879)
Total comprehensive income	$3,277	$690,593	$12,776	$525,410	$840,073	$(1,279,521)	$792,608
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	100,936	100,936
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3,277	$690,593	$12,776	$525,410	$840,073	$(1,380,457)	$691,672